Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued expenses	$ 501,160	$ 254,474
Other payable	1,552	63,279
Total	$ 502,712	$ 317,753